FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Forward foreign exhange contracts | Cash flow hedges
Items designated as hedging instruments
Nominal amount		2,737
Carrying Amount Assets		$ 25
Carrying Amount Liabilities		(45)
Change in fair value in OCI		(24)
Amounts reclassified from hedging reserve to profit or loss		$ 21
Forward foreign exhange contracts | Currency risk | Cash flow hedges
Items designated as hedging instruments
Nominal amount	2,394
Carrying Amount Assets	$ 37
Carrying Amount Liabilities	(22)
Change in fair value in OCI	23
Amounts reclassified from hedging reserve to profit or loss	$ 2
Interest swaps | Interest rate risk
Items designated as hedging instruments
Nominal amount	(200)	(200)
Carrying Amount Liabilities	$ (3)	$ (2)